Risk management - Liquidity risk and capital management (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities based on contractual undiscounted payments
Minimal required level of capital ratio	8.00%
Debt	₽ 4,251	₽ 4,772
Lease liabilities	472	710
Trade and other payables	33,048	23,365
Customer accounts and amounts due to banks	11,203	7,635
Financial guarantees	1,000
Undrawn credit commitments	1,618
Total	51,592	36,482
On demand
Disclosure of financial liabilities based on contractual undiscounted payments
Trade and other payables	33,048	23,365
Customer accounts and amounts due to banks	11,203	6,801
Undrawn credit commitments	1,618
Total	45,869	30,166
Within one year
Disclosure of financial liabilities based on contractual undiscounted payments
Debt	4,251	86
Lease liabilities	317	324
Customer accounts and amounts due to banks		834
Financial guarantees	500
Total	5,068	1,244
More than a year
Disclosure of financial liabilities based on contractual undiscounted payments
Debt		4,686
Lease liabilities	155	386
Financial guarantees	500
Total	₽ 655	₽ 5,072